Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) (Parentheticals) - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions - related party	$ 324,178	$ 253,503	$ 104,148
Vessel operating expenses - related party	115,026	102,131	57,316
Other general and administrative expense - related party	$ 731,456	$ 693,524	$ 520,626